Issued Capital	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Issued Capital
1 8 .	Issued Capital

(in thousands)	Note	June 30 2023	December 31 2022

Issued capital

Share capital issued and outstanding: 452,969,332 common shares (December 31, 2022: 452,318,526 common shares)	1 8 .1	$3,773,227	$3,752,662

1 8 .1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at June 30, 2023, the Company had no preference shares outstanding.
A continuity sch
e
dule of the Company’s issued and outstanding common shares from January 1, 2022 to June 30, 2023 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2022	450,863,952

Share purchase options exercised 1	329,480	Cdn$ 28.84

Restricted share units released 1	87,838	Cdn$0.00

At March 31, 2022	451,281,270

Share purchase options exercised 1	434	Cdn$50.36

Dividend reinvestment plan 2	410,488	US$44.53

At June 30, 2022	451,692,192

Share purchase options exercised 1	163,215	Cdn$28.55

Dividend reinvestment plan 2	463,119	US$33.62

At December 31, 2022	452,318,526

Share purchase options exercised 1	397,636	Cdn$31.17

Restricted share units released 1	59,672	Cdn$0.00

At March 31, 2023	452,775,834

Share purchase options exercised 1	32,611	Cdn$35.78

Restricted share units released 1	60,155	Cdn$0.00

Dividend reinvestment plan 2	100,732	US$47.23

At June 30, 2023	452,969,332

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1% where applicable.

At the Market Equity Program
The Company has established an
at-the-market
equity program (the “ATM Program”) that allows the Company to issue up to $300 million worth of common shares from treasury (“Common Shares”) to the public from time to time at the Company’s discretion and subject to regulatory requirements. The ATM Program will be effective until the date that all Common Shares available for issue under the ATM Program have been issued or the ATM Program is terminated prior to such date by the Company or the agents.
Wheaton intends that the net proceeds from the ATM Program, if any, will be available as one potential source of funding for stream acquisitions and/or other general corporate purposes including the repayment of indebtedness. As at June 30, 2023, the Company has not issued any shares under the ATM program.

1 8 .2.	Dividends Declared

	Three Months Ended June 30				Six Months Ended June 30
(in thousands, except per share amounts)	2023		2022		2023		2022

Dividends declared per share	$0.15		$0.15		$0.30		$0.30
Average number of shares eligible for dividend	452,919		451,387		452,827		451,320

Total dividends paid	$67,938		$67,708		$135,849		$135,396

Paid as follows:

Cash	$65,857	97%	$58,613	87%	$131,091	96%	$117,117	86%

DRIP 1	2,081	3%	9,095	13%	4,758	4%	18,279	14%

Total dividends paid	$67,938	100%	$67,708	100%	$135,849	100%	$135,396	100%

Shares issued under the DRIP	46		218		101		410

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.

2)	As at June 30, 2023, cumulative dividends of $1,930 million have been declared and paid by the Company.